Income Taxes - Summary of Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 14, 2011 Predecessor [Member]
Current:
Federal	$ 19,646	$ 1,674	$ 8,405
Foreign	73,123	58,552	67,755	1,850
State	4,742	2,047	4,502
Current income tax expense	97,511	62,273	80,662	1,850
Deferred:
Federal	(41,428)	(132,303)	(31,943)	(26,381)
Foreign	1,410	(6,972)	(9,400)	(658)
State	(704)	(2,325)	(7,370)	(5,897)
Deferred income tax expense (benefit)	(40,722)	(141,600)	(48,713)	(32,936)
Total income tax expense (benefit)	$ 56,789	$ (79,327)	$ 31,949	$ (31,086)